Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ 1,406,519	$ 6,828,308
Loss on valuation of warrants	7,906,529	0
Loss on valuation of convertible bonds	0	156,199
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted	$ 9,313,048	$ 6,984,507
Denominator:
Weighted average number of shares used in calculating net income per ordinary share - basic	6,462,577	4,560,000
Adjustments for - Execution of convertible bonds	0	0
Adjustments for - Execution of stock warrant	0	0
Weighted average number of shares used in calculating net income per ordinary share - diluted	6,462,577	4,560,000
Net income per ordinary share - basic	$ 1.44	$ 1.53
Net income per ordinary share - diluted	$ 1.44	$ 1.53